Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13002027

Received SEC

MAY 30 2013

Washington, DC 20549

May 30, 2013

001-11290

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NATIONAL RETAIL PROPERTIES, INC., Depositary Shares, each representing a 1/100th interest in a share of 5.70% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 30, 2013. Tentative listing date – June 3, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com